Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2012	2011
Net investment hedges
Cross-currency swap contracts	Other liabilities	$2,008	$36,582
Cash flow hedges
Costless collar contracts	Accounts receivable	2,466	638
Forward exchange contracts	Accounts receivable	1,887	—
Costless collar contracts	Other accrued liabilities	552	2,979

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2012	2011	2010
Forward exchange contracts	$(4,156)	$19,048	$—
Costless collar contracts	5,111	(6,624)	(4,897)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2012	2011
Cross-currency swap contracts	$21,359	$(22,600)
Foreign denominated debt	22,039	(50,581)